Offerings	Oct. 29, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	12,250,000
Proposed Maximum Offering Price per Unit | $ / shares	3.175
Maximum Aggregate Offering Price	$ 38,893,750
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,383.76
Offering Note

(1)	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.
(2)	Represents the resale of up to 12,250,000 shares of our Class A common stock, par value $0.0001 per share (“Class A Common Stock”), issued in connection with the business combination described in the prospectus forming part of the registration statement to which this Exhibit is attached (the “Business Combination”), by certain of the selling securityholders named in such prospectus.
(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per unit and proposed maximum aggregate offering price are based on the average of the high ($3.43) and low ($2.92) prices of the Class A Common Stock on The Nasdaq Stock Market LLC (“Nasdaq”) on October 28, 2026 (such date being within five business days of the date that this registration statement was filed with the Securities and Exchange Commission).
(4)	Reflects the shares of Class A Common Stock that may be issued upon exercise of outstanding warrants assumed by us in the Business Combination, for an exercise price of $11.50 per share of Class A Common Stock.
(5)	Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit | $ / shares	11.50
Maximum Aggregate Offering Price	$ 1,150,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 100.05
Offering Note

(1)	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.
(2)	Represents the resale of up to 12,250,000 shares of our Class A common stock, par value $0.0001 per share (“Class A Common Stock”), issued in connection with the business combination described in the prospectus forming part of the registration statement to which this Exhibit is attached (the “Business Combination”), by certain of the selling securityholders named in such prospectus.
(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per unit and proposed maximum aggregate offering price are based on the average of the high ($3.43) and low ($2.92) prices of the Class A Common Stock on The Nasdaq Stock Market LLC (“Nasdaq”) on October 28, 2026 (such date being within five business days of the date that this registration statement was filed with the Securities and Exchange Commission).
(4)	Reflects the shares of Class A Common Stock that may be issued upon exercise of outstanding warrants assumed by us in the Business Combination, for an exercise price of $11.50 per share of Class A Common Stock.
(5)	Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants.